Derivative Instruments	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 14, 2021	Dec. 31, 2021
Derivative Instruments [Abstract]
Derivative Instruments

NOTE 13 — Derivative Instruments

Warrant Liabilities

In June 2022, 234,399 Private Placement Warrants were exercised on cashless basis at an exercise price of $11.50 per share in exchange for a total of 100,009 shares of Class A Common Stock. As of June 30, 2022, 6,536,601 Private Placement Warrants remain outstanding, and each is exercisable to purchase one share of Class A Common Stock or, in certain circumstances, one Class A Opco Unit and corresponding share of Class B Common Stock. The Private Placement Warrants expire on September 15, 2026, or earlier upon redemption or liquidation. Private Placement Warrants are nonredeemable so long as they are held by the initial purchasers or their permitted transferees. The outstanding Private Placement Warrants continue to be held by the initial purchasers or their permitted transferees as of June 30, 2022.

The Private Placement Warrants contain exercise and settlement features that preclude them from being classified within stockholders’ equity, and therefore are recognized as derivative liabilities. The Company recognizes the warrant instruments as liabilities at fair value with changes in fair value included within gain (loss) on warrants and derivative contracts in the Company’s consolidated statements of operations. Derivative warrant liabilities are classified as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

The fair value of the Private Placement Warrants is estimated using the Black-Scholes option pricing model (a Level 3 measurement).

The Company used the following assumptions to estimate the fair value of the Private Placement Warrants:

	June 30, 2022	December 31, 2021
Stock price	$15.53	$18.28
Exercise price	$11.50	$11.50
Volatility	49.5%	46.0%
Expected term (years)	4.2	4.7
Risk-free interest rate	3.0%	1.2%

The change in the fair value of the warrant liabilities is recognized in gain (loss) on warrants and derivative contracts in the consolidated statement of operations. The changes in the warrant liabilities for the six months ended June 30, 2022 are as follows:

(in thousands)
Warrant liabilities as of December 31, 2021	$67,290
Change in fair value	(13,004)
Less fair value of warrants exercised	(1,556)
Warrant liabilities as of June 30, 2022	$52,730

Natural Gas Swap

In conjunction with the Business Combinations, the Company assumed a natural gas variable to fixed priced swap agreement entered into by Aria. The Company is the fixed price payer under the swap agreement that provides for monthly net settlements through the termination date of June 30, 2023. The agreement was intended to manage the risk associated with changing commodity prices. The agreement has a remaining notional of 219,000 MMBtu as of June 30, 2022.

Changes in the fair values and realized gains (losses) for the natural gas swap are recognized in gain (loss) on warrants and derivative contracts in the consolidated statement of operations. Valuation of the natural gas swap was calculated by discounting future net cash flows that were based on a forward price curve for natural gas over the remaining life of the contract (a Level 2 measurement), with an adjustment for each counterparty’s credit rate risk.

Interest Rate Swap

In December 2021, the Company entered into an interest rate swap that locks in payments of a fixed interest rate of 1.094% in exchange for a floating interest rate that resets monthly based on LIBOR. The interest rate swap was not designated as a hedging instrument, and net gains and losses are recognized currently in gain (loss) on warrants and derivative contracts. The interest rate swap notional was $107.9 million as of June 30, 2022 and declines over the term of the swap to $94.9 million at the December 2024 contract termination date.

The following summarizes the balance sheet classification and fair value of the Company’s derivative instruments as of June 30, 2022 and December 31, 2021:

(in thousands)	June 30, 2022	December 31, 2021
Prepaid expenses and other current assets
Natural gas swap asset	$245	$—
Interest rate swap asset	1,906	—
Other non-current assets
Interest rate swap asset	2,814	439
Total derivative assets	$4,965	$439
Accrued and other current liabilities
Natural gas swap liability	$55	$44
Interest rate swap liability	—	727
Derivative liabilities
Natural gas swap liability	—	134

Warrant liabilities	52,730	67,290
Total derivative liabilities	$52,785	$68,195

The following table summarizes the income statement effect of gains and losses related to warrants and derivative instruments for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2022	2021	2022	2021
Gain (loss) on natural gas swap contract	$116	$—	$570	$—
Gain (loss) on interest rate swap contract	963	—	4,606	—
Gain (loss) on warrant liabilities	37,016	—	13,004	—
Total	$38,095	$—	$18,180	$—

NOTE 13 — Derivative Instruments

Warrant Liabilities

The Public Warrants, Forward Purchase Warrants, and Private Placement Warrants contain exercise and settlement features that preclude them from being classified within in shareholders’ equity, and therefore are recognized as derivative liabilities. The Company recognizes these warrant instruments as liabilities at fair value with changes in fair value included within other income (loss) in the Company’s consolidated statements of operations. Derivative warrant liabilities are classified as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities. As of the Business Combinations, the Company had 12,112,492 total Public Warrants and Forward Purchase Warrants (together the “Redeemable Warrants”) and 6,771,000 Private Placement Warrants outstanding. The Redeemable Warrants had an exercise price of $11.50 per share, subject to adjustments, and expired on September 15, 2026, or earlier upon redemption or liquidation. The Redeemable Warrants became exercisable on October 26, 2021.

The warrants contained a feature that if the last sale price of the Class A Common Stock equals or exceeds $10.00 per share on the last trading day before the notice of redemption is sent to the warrant holders, the Company may redeem the Redeemable Warrants for cash at a price of $0.10 per warrant. During the 30-day redemption period in this instance, warrant holders can elect to exercise their warrants on a cash or cashless basis.

If the last sale price of the Class A Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day before the notice of redemption is sent to the warrant holders, the Company may redeem the outstanding Redeemable Warrants for cash at a price of $0.01 per warrant. If the Company calls the Redeemable Warrants for redemption for cash as described above, the Company will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.” In such event, each holder would pay the exercise price by surrendering Redeemable Warrants for that number of shares of Class A Common Stock equal to the quotient obtained by dividing (x) the product of the number of shares of Class A Common Stock underlying the Warrants, multiplied by the difference between the exercise price of the Warrants and the “fair market value” (as defined in the following sentence) by (y) the fair market value. The “fair market value” of shares of the Company’s Class A Common Stock shall mean the volume weighted average price of our shares of Class A Common Stock as reported during the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of the Warrants; however, in no event will the Redeemable Warrants be exercisable in connection with this redemption feature for more than 0.361 shares of Class A Common Stock per Redeemable Warrant (subject to adjustment).

In November 2021, the $18.00 trigger was met, and the Company issued a redemption notice to the holders of our Redeemable Warrants stating the Company would redeem all of our Redeemable Warrants to purchase shares of our Class A Common Stock, that remain outstanding at 5:00 p.m., New York City time, on December 6, 2021 for a redemption price of $0.10 per Warrant. The Public Warrants were issued under the Warrant Agreement, dated October 21, 2020, by and among the Company, LFG Acquisition Holdings LLC and Continental Stock Transfer & Trust Company, as warrant agent, as part of the units sold in the IPO. The Forward Purchase Warrants were issued to Atlas Point Energy Infrastructure Fund, LLC in a private placement simultaneously with the consummation of Business Combinations. During the redemption period, 9,114,403 Public Warrants and all 250,000 Forward Purchase Warrants were exercised for cash at an exercise price of $11.50 per share of Class A Common Stock, generating a total proceeds of $107.7 million to the Company. Additionally, 2,724,515 Public Warrants were exercised on a cashless basis in exchange for an aggregate of 983,520 shares of Class A Common Stock. The remaining 23,574 unexercised and outstanding Public Warrants were redeemed for $0.10 per Public Warrant. At December 8, 2021, all Redeemable Warrants had been exercised or redeemed, and the ticker symbol of Public Warrants traded on the NYSE was removed.

To minimize dilution to its existing stockholders as a result of the warrant exercises, the Company used cash proceeds received from exercises of Redeemable Warrants to repurchase 6,101,449 shares of Class A Common Stock from Aria Renewable Energy Systems LLC at a pre-negotiated price of $17.65 per share.

The Private Placement Warrants remain outstanding as of December 31, 2021, and each is exercisable to purchase one share of Class A Common Stock or, in certain circumstances, one Class A Opco Unit and corresponding share of Class B Common Stock. The Private Placement Warrants expire on September 15, 2026, or earlier upon redemption or liquidation. Private Placement Warrants are nonredeemable so long as they are held by the initial purchasers of the Private Placement Warrants or their permitted transferees. There were no Private Placement Warrants transfers as of December 31, 2021.

Prior to their exercise, the fair value of the Redeemable Warrants was based on observable listed prices on the NYSE for such warrants (a Level 1 measurement). The fair value of the Private Placement Warrants is estimated using the Black-Scholes option pricing model (a Level 3 measurement).

The Company used the following assumptions to estimate the fair value of the Private Placement Warrants:

	As of September 15, 2021 at Initial Measurement	December 31, 2021
Stock price	$18.05	$18.28
Exercise price	$11.50	$11.50
Volatility	45.8%	46.0%
Expected term (years)	5.0	4.7
Risk-free interest rate	0.79%	1.21%

The change in the fair value of the warrant liabilities is recognized in gain (loss) on derivative contracts in the consolidated statement of operations. The changes in the Redeemable Warrants and Private Placement Warrants liabilities through December 31, 2021 are as follows:

(in thousands)
Warrant liabilities as of September 15, 2021 (Closing Date)	$150,153
Change in fair value	3,015
Less fair value of warrants exercised or redeemed	(85,878)
Warrant liabilities as of December 31, 2021	$67,290

Natural Gas Swap

In conjunction with the Business Combinations, the Company assumed a natural gas variable to fixed priced swap agreement entered into by Aria. The Company is the fixed price payer under the swap agreement that provides for monthly net settlements thorough the termination date of June 30, 2023. The agreement was intended to manage the risk associated with changing commodity prices. The agreement has a remaining notional of 327,600 MMBtu as of December 31, 2021.

The Company received cash payments of $0.1 million for the natural gas swap for the period from the Closing Date through December 31, 2021.

Changes in the fair values and realized gains (losses) for the natural gas swap are recognized in gain (loss) on derivative contracts in the consolidated statement of operations. Valuation of the natural gas swap was calculated by discounting future net cash flows that were based on a forward price curve for natural gas over the remaining life of the contract (a Level 2 measurement), with an adjustment for each counterparty’s credit rate risk.

Interest Rate Swap

In December 2021, the Company entered into an interest rate swap that locks in payments of a fixed interest rate of 1.094% in exchange for a floating interest rate that resets monthly based on LIBOR. The interest rate swap was not designated as a hedging instrument, and net gains and losses are recognized currently in gain (loss) on derivative contracts. The interest rate swap notional begins at $109.3 million and declines over the term of the swap ending at $94.9 million as of the December 2024 contract termination date.

The following summarizes the balance sheet classification and fair value of the Company’s derivative instruments as of December 31, 2021 and 2020 :

(in thousands)	2021	2020
Other non-current assets
Interest rate swap asset	$439	$—
Total derivative assets	$439	$—
Accrued and other current liabilities
Natural gas swap liability	$44	$—
Interest rate swap liability	727	—
Derivative liabilities
Natural gas swap liability	134	—
Warrant liabilities	67,290	—
Total derivative liabilities	$68,195	$—

The following table summarizes the income statement effect of gains and losses related to derivative instruments for the years ended December 31, 2021 and 2020:

(in thousands)	2021	2020
Gain (loss) on natural gas swap contract	$(424)	$—
Gain (loss) on warrant liabilities	(3,015)	—
Gain (loss) on interest rate swap contract	(288)	—
Total	$(3,727)	$—

Aria Energy LLC [Member]
Derivative Instruments [Abstract]
Derivative Instruments

NOTE 4 — Derivative Instruments — Predecessor

Aria was exposed to certain risks in the normal course of its business operations. The main risks are those relating to the variability of future earnings and cash flows — e.g., market risks, which are managed through the use of derivative instruments. All derivative financial instruments are reported in the consolidated balance sheets at fair value, unless they meet the normal purchase normal sale criteria and are designated and documented as such.

Aria has a natural gas variable to fixed-priced swap agreement which provides for a fixed to variable rate swap calculated monthly, until the termination date of the contract, June 30, 2023. The agreement was intended to manage the risk associated with changing commodity prices. Changes in the fair values of natural gas swap are recognized in gain (loss) on derivative contracts and realized losses are recognized as a component of cost of energy expense as summarized in the table below.

Valuation of the natural gas swap was calculated by discounting future net cash flows that were based on a forward price curve for natural gas over the life of the contract (a Level 2 measurement), with an adjustment for each counterparty’s credit rate risk.

On April 6, 2020, Aria entered into an interest rate cap with a total notional amount of $110 million and an effective date of April 30, 2020. The cap agreement provides a fixed cap rate of 1.00% per annum related to the one-month LIBOR and has a termination date of May 31, 2022. The market value at June 30, 2021 was valued at zero and all associated fees with this transaction were recorded.

(in thousands)	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Natural gas swap – unrealized gain (loss)	$446	$556

NOTE 7 — Derivative Instruments — Predecessor

Aria was exposed to certain risks in the normal course of its business operations. The main risks are those relating to the variability of future earnings and cash flows — e.g., market risks, which are managed through the use of derivative instruments. All derivative financial instruments are reported in the consolidated balance sheets at fair value, unless they meet the normal purchase normal sale criteria and are designated and documented as such.

Aria has a natural gas variable to fixed-priced swap agreement with a remaining notional quantity of 392,400 and 789,600 MMBtu as of September 14, 2021 and December 31, 2020, respectively. The swap agreement provides for a fixed to variable rate swap calculated monthly, until the termination date of the contract, June 30, 2023. The agreement was intended to manage the risk associated with changing commodity prices. Changes in the fair values of natural gas swap are recognized in gain (loss) on derivative contracts and realized losses are recognized as a component of cost of energy expense as summarized in the table below.

Valuation of the natural gas swap was calculated by discounting future net cash flows that were based on a forward price curve for natural gas over the life of the contract (a Level 2 measurement), with an adjustment for each counterparty’s credit rate risk.

On April 6, 2020, Aria entered into an interest rate cap with a total notional amount of $110 million and an effective date of April 30, 2020. The cap agreement provides a fixed cap rate of 1.00% per annum related to the one-month LIBOR and has a termination date of May 31, 2022. The market value at both September 14, 2021 and December 31, 2020 was valued at zero and all associated fees with this transaction were recorded. Aria made cash payments for the natural gas swap of $0.5 million and $1.3 million for the period from January 1 to September 14, 2021 and for the year ended December 31, 2020 respectively.

(in thousands)	September 14, 2021	December 31, 2020
Natural gas swap asset – included in other noncurrent assets	$326	$—
Natural gas swap liability – included in derivative liabilities	—	(1,268)
(in thousands)	January 1 to September 14, 2021	Year Ended December 31, 2020
Natural gas swap – unrealized gain (loss)	$1,129	$(40)
Interest rate cap – unrealized loss	—	(95)